Assets held for sale and Vessels and drydock - Narrative (Details) $ in Millions	1 Months Ended	6 Months Ended	14 Months Ended
	Jul. 31, 2018 USD ($) equipment	Jun. 30, 2022 tanker vessel	Sep. 30, 2019 USD ($) tanker	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of equipment cost estimated to require replacement value of vessel		10.00%
Growth rate in freight rates		2.44%
Discount rate applied to cash flow projections		8.23%		7.19%
Purchase and installation of scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		85
Exhaust Gas cleaning System
Disclosure of detailed information about property, plant and equipment [line items]
Total consideration to acquire property, plant, and equipment | $			$ 146.6
Ballast Water Treatment Systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with BWTS	55	50
Total consideration to acquire property, plant, and equipment | $	$ 36.2
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of scrubbers | tanker			98
Average time charter rate period used to establish growth rate		3 years
Vessels | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		115
Vessels | Property, plant and equipment not subject to operating leases | Non-current assets held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels		2